Combined Prospectus	Aug. 20, 2026 USD ($) shares
Combined Prospectus: 1
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Maximum Aggregate Offering Price of Securities Previously Registered	$ 96,559,680.00
Form Type	N-2
File Number	333-291400
Initial Effective Date	May 05, 2026
Combined Prospectus Note	Pursuant to Rule 429 under the Securities Act, the prospectus included herein is a combined prospectus which relates to (i) the Registration Statement (File No. 333-291400), dated April 30, 2026, previously filed by RoboStrategy, Inc. (the "Registrant") on Form N-2 (the "April 2026 Registration Statement"), (ii) the Registration Statement (File No. 333-297289), previously filed by the Registrant on Form N-2 (the "July 2026 Registration Statement," and together with the April 2026 Registration Statement, the "Prior Registration Statements"), (iii) the registration by the Registrant of additional securities as set forth in this registration statement (the "Registration Statement"). This Registration Statement also constitutes a Post-Effective Amendment to each Prior Registration Statement, and such Post-Effective Amendments shall become effective concurrently with the effectiveness of this Registration Statement. Pursuant to the Prior Registration Statements, a total of 23,495,201 shares of common stock were previously registered. This Registration Statement registers an additional 505,379 shares of common stock, resulting in a total of 24,000,580 in registered shares of common stock.
Combined Prospectus: 2
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Shares
Amount of Securities Previously Registered | shares	3,839,233
Maximum Aggregate Offering Price of Securities Previously Registered	$ 143,971,237.50
Form Type	N-2
File Number	333-297289
Initial Effective Date	Aug. 06, 2026
Combined Prospectus Note	See Prospectus Note 1.